Class A Common Stock Subject to Possible Redemption (Tables)	2 Months Ended	9 Months Ended
	Feb. 12, 2021	Sep. 30, 2021
Share-based Payment Arrangement [Abstract]
Schedule of balance sheets	The following tables summarize the effect of the revision on each financial statement line item as of the date indicated:

As of February 12, 2021	As Reported	Adjustment	As Restated
Total assets	$348,644,865		$348,644,865
Total current liabilities	$1,346,020	—	$1,346,020
Deferred underwriting commissions	12,075,000	—	12,075,000
Derivative warrant liabilities	—	23,027,500	23,027,500
Total liabilities	$13,421,020		$36,448,520
Class A common stock subject to possible redemption	330,223,840	14,776,160	345,000,000
Preferred stock	—	—	—
Class A common stock	148	(148)	—
Class B common stock	863	—	863
Additional paid-in capital	5,032,602	(5,032,602)	—
Retained earnings (accumulated deficit)	(33,608)	(32,770,910)	(32,804,518)
Total stockholders’ equity (deficit)	$5,000,005	$(37,803,660)	$(32,803,655)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$348,644,865	$—	$348,644,865

The Class A common stock subject to possible redemption reflected on the condensed consolidated balance sheets is reconciled in the following table:

Gross proceeds	$345,000,000
Less:
Fair value of Public Warrants at issuance	(13,627,500)
Offering costs allocated to Class A common stock subject to possible redemption	(18,098,499)
Plus:
Accretion on Class A common stock subject to possible redemption amount	31,725,999

Class A common stock subject to possible redemption	$345,000,000